Loss Per Share	12 Months Ended
Dec. 31, 2022
Loss Per Share [Abstract]
LOSS PER SHARE
19.	LOSS PER SHARE

	For the years ended December 31,
	2022	2021	2020
Basic Loss Per Share Numerator
Profit for the year attributable to owners of the Company	$(73,492,431)	$(37,215,483)	$(5,667,417)

Diluted Loss Per Share Numerator
Profit for the year attributable to owners of the Company	$(73,492,431)	$(37,215,483)	$(5,667,417)

Basic Loss Per Share Denominator
Original shares:	589,989	340,865	259,130
Additions from actual events:
- Issuance of common stock, weighted	1,091,558	111,570	12,123
Basic weighted average shares outstanding	1,681,547	452,435	271,253

Diluted Loss Per Share Denominator
Basic weighted average shares outstanding	1,681,547	452,435	271,253
Dilutive shares: Potential additions from dilutive events:
- Exercise of investor warrants*
Diluted Weighted Average Shares Outstanding:	1,681,547	452,435	271,253

Loss Per Share**
- Basic	$(43.7)	$(82.3)	$(20.9)
- Diluted	$(43.7)	$(82.3)	$(20.9)
Weighted Average Shares Outstanding**
- Basic	1,681,547	452,345	271,253
- Diluted	1,681,547	452,345	271,253

*	There were no potential dilutive additions to diluted weighted shares outstanding as a result of the loss during the periods presented.

**	The Company effected a 1:10 reverse stock split on April 26, 2023, as a result, the basic and diluted shares and per share number for all years presented here are adjusted retrospectively.